INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies
The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

			Voting rights at		Value at
Company	Country of incorporation	Main activity	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	480,084	466,299
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	10,291	6,862
Other non-consolidated companies (1)					4,866	5,187

					495,241	478,348

(1)	It includes the investment held in Finma S.A.I.F., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

	As of December 31,
	2018	2017

At the beginning of the year	478,348	418,379

Equity in earnings (losses) of non-consolidated companies	102,772	68,115
Other comprehensive income	(77,042)	(4,786)
Dividends from non-consolidated companies	(8,837)	(3,360)

At the end of the year	495,241	478,348

Disclosure of interests in non-consolidated companies, summarized income statement

	USIMINAS
Summarized income statement (in million $)	As of December 31, 2018	As of December 31, 2017

Net sales	3,766	3,368
Cost of sales	(3,154)	(2,854)
Gross Profit	612	514
Selling, general and administrative expenses	(213)	(206)
Other operating income (loss), net	(153)	(78)
Operating income	246	230
Financial expenses, net	15	(145)
Equity in earnings of associated companies	70	49
Profit (Loss) before income tax	331	134
Income tax benefit	(110)	(34)
Net profit (loss) before non-controlling interest	221	100
Non-controlling interest in other subsidiaries	(28)	(26)
Net profit (loss) for the year	193	74

USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies
As of December 31, 2018 and 2017, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2018	As of December 31, 2017

At the beginning of the year	466,299	411,134
Share of results (1)	97,733	63,030
Other comprehensive income	(75,195)	(4,570)
Dividends	(8,753)	(3,295)

At the end of the year	480,084	466,299
(1) It includes the adjustment of the values associated to the purchase price allocation.
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	3,681,815
Percentage of interest of the Company over shareholders' equity	20.43%

Interest of the Company over shareholders' equity	752,048

Purchase price allocation	71,013
Goodwill	268,255
Impairment	(611,232)

Total Investment in Usiminas	480,084

Disclosure of interests in non-consolidated companies, summarized balance sheet

	USIMINAS
Summarized balance sheet (in million $)	As of December 31, 2018	As of December 31, 2017

Assets
Non-current	4,697	5,662
Current	1,711	1,494
Other current investments	151	164
Cash and cash equivalents	286	535

Total Assets	6,845	7,855

Liabilities
Non-current	544	637
Non-current borrowings	1,389	1,707
Current	740	622
Current borrowings	121	299

Total Liabilities	2,794	3,265

Non-controlling interest	369	426

Shareholders' equity	3,682	4,164